Average Annual Total Returns{- Fidelity® SAI Long-Term Treasury Bond Index Fund} - 02.28 Fidelity SAI Long-Term Treasury Bond Index Fund PRO-10 - Fidelity® SAI Long-Term Treasury Bond Index Fund	Fidelity SAI Long-Term Treasury Bond Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI Long-Term Treasury Bond Index Fund-Default Return Before Taxes Past 5 years	Fidelity SAI Long-Term Treasury Bond Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Since Inception		LB145 Past 1 year	LB145 Past 5 years	LB145 Since Inception
Total	(4.61%)	6.81%	5.51%	[1]	(5.42%)	5.38%	4.10%	[1]	(2.72%)	4.68%	3.66%	[1]	(4.37%)	6.78%	5.58%	[1]

[1]	(a)From October 8, 2015